RESTRUCTURING OF OPERATIONS AND OTHER ITEMS (Details) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Ifr Statement [Line Items]
Asset impairment charge			$ 1.5	$ 8.5	$ 18.8
Restructuring of operations			25.3	31.6	10.5
Gain on disposal of other assets			(19.4)	(0.9)	(0.7)
Gain related to other items			$ 3.1	$ 0.9	$ 0.7
Alithya
Ifr Statement [Line Items]
Proportion Of Voting Power Held In Other Investments	6.7
Proportion of ownership interest held	11.9
Gain on disposal of other assets		$ 19.6
Purchase commitment	$ 360.0
Commercial agreement period	10 years